Accrued Liabilities (Details) - Schedule of components of Accrued liabilities - VIECO USA, Inc. [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities (Details) - Schedule of components of Accrued liabilities [Line Items]
Accrued payroll	$ 2,658	$ 1,035	$ 1,729
Accrued vacation	3,847	3,308	2,348
Accrued bonus	6,437	6,568	3,668
Other accrued expenses	7,084	7,508	4,753
Total accrued liabilities	$ 24,816	$ 18,419	$ 12,498